OTHER INTANGIBLE ASSETS, NET - Schedule of Definite-Lived Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 1,206,788	$ 1,016,340
Accumulated amortization	901,287	806,735
Other intangible assets, net	305,501	209,605
Core technology
Finite-Lived Intangible Assets [Line Items]
Original amounts	821,835	674,729
Accumulated amortization	581,930	503,421
Customer relationships and backlog
Finite-Lived Intangible Assets [Line Items]
Original amounts	334,881	296,712
Accumulated amortization	281,032	270,280
Trademarks
Finite-Lived Intangible Assets [Line Items]
Original amounts	50,072	44,899
Accumulated amortization	$ 38,325	$ 33,034